Commitments and Contingencies (Details) - Schedule of future minimum payments, to third parties - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of future minimum payments, to third parties [Abstract]
2021	$ 944	$ 613
2022	1,294	1,256
2023	1,332	1,294
2024	1,372	1,332
2025	1,414	1,372
2026 and Thereafter	1,207	2,621
Total	$ 7,563	$ 8,488